Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity incentive grant policy generally provides that grants to our executive officers occur on the second trading day following the filing date of our next quarterly or annual report filed under the Exchange Act that occurs after the date on which such grants are approved by our Board or our Compensation Committee, as applicable. Accordingly, our equity incentive grant policy generally requires that grants to our executive officers are made shortly after we have released information about our financial performance to the public for the applicable period. Grants to new hires who are not executive officers generally occur on the third business day of the month following the employee’s date of hire. In 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our Company does not currently grant stock options, stock appreciation rights, or similar instruments with option-like features and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.
We currently grant equity awards to the NEOs, including PSUs and RSUs, under the 2011 Plan. The 2011 Plan was adopted by Jazz Pharmaceuticals, Inc.’s board of directors and approved by Jazz Pharmaceuticals, Inc.’s stockholders in connection with their approval of the Azur Merger in December 2011 and was assumed by us upon the completion of the Azur Merger. Before the 2011 Plan was adopted, we granted stock options under our 2007 Equity Incentive Plan, which was adopted by Jazz Pharmaceuticals, Inc.’s board of directors and approved by Jazz Pharmaceuticals, Inc.’s stockholders in connection with Jazz Pharmaceuticals, Inc.’s initial public offering. The 2011 Plan affords our Compensation Committee the flexibility to utilize a broad array of equity incentives and performance cash incentives in order to secure and retain the services of employees of our Company and its subsidiaries and to provide long-term incentives that align the interests of employees with the interests of our shareholders.
Additional long-term equity incentives are provided through the ESPP. Pursuant to the ESPP, all eligible employees, including the NEOs (if eligible), may allocate up to 15% of their base salary to purchase our stock at a 15% discount to the market price, subject to specified limits.

Award Timing Method	Our equity incentive grant policy generally provides that grants to our executive officers occur on the second trading day following the filing date of our next quarterly or annual report filed under the Exchange Act that occurs after the date on which such grants are approved by our Board or our Compensation Committee, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Accordingly, our equity incentive grant policy generally requires that grants to our executive officers are made shortly after we have released information about our financial performance to the public for the applicable period. Grants to new hires who are not executive officers generally occur on the third business day of the month following the employee’s date of hire.
MNPI Disclosure Timed for Compensation Value	false